Business Combination (Details) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Apr. 29, 2022 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 13, 2024	Feb. 02, 2024 $ / shares	Dec. 31, 2023 USD ($)	Oct. 11, 2023	Aug. 14, 2023	Jul. 26, 2023	Mar. 02, 2023	Jan. 31, 2023 $ / shares	Apr. 20, 2022 CAD ($)
Business Combination (Details) [Line Items]
Percentage of ownership interest acquired	100.00%
Cash consideration	$ 3,000,000
Number of shares issued in acquisition | item	190,000	1,900,000						560,000	560,100		879,895	582,193	140,746	475,959
Cash										$ 2,600,000						$ 3,750
Holdback payable		$ 400,000		$ 377,465
Price per share (in Dollars per share) | $ / shares									$ 0.406						$ 0.62
Purchase gain other income			$ 12,760,356	12,760,356
Fair value of net assets		24,665,772		24,665,772
Total consideration transferred										$ 19,131,000
Acquired business		1,268,702	57,516
Revenue		$ 1,397,443	73,096	$ 2,619,682	$ 41,431	$ 2,062
Holigen [Member]
Business Combination (Details) [Line Items]
Percentage of ownership interest acquired	100.00%
Cash consideration	$ 3,000,000
Number of shares issued in acquisition | item	190,000			1,900,000						1,900,000
Cash	$ 2,600,000			$ 2,600,000
Holdback payable	$ 400,000			400,000
Price per share (in Dollars per share) | $ / shares	$ 84.9
Acquisition-related costs				250,000
Purchase gain other income				12,760,356
Fair value of net assets				31,891,563
Total consideration transferred				19,131,000
Holigen [Member] | Share capital [member]
Business Combination (Details) [Line Items]
Number of shares issued in acquisition | item	1,900,000
Holigen [Member] | Apolo Capital Advisory
Business Combination (Details) [Line Items]
Number of shares issued in acquisition | item	9,635	96,354
Price per share (in Dollars per share) | $ / shares		$ 8.49
Apolo Capital Advisory
Business Combination (Details) [Line Items]
Percentage of ownership interest acquired	100.00%	100.00%
Number of shares issued in acquisition | item	190,000	1,900,000
Holigen Limited
Business Combination (Details) [Line Items]
Net loss		$ 966,426		966,426
Contributed net loss				$ 1,825,521
Revenue		$ 2,096,190	$ 814,896
Sintra, Lisbon, Portugal [Member] | Holigen [Member]
Business Combination (Details) [Line Items]
Number of square foot held	20,000
Aljustrel, Portugal [Member] | Holigen [Member]
Business Combination (Details) [Line Items]
Number of square foot held	180